Financial Instruments - Summary of Derivatives Measured at Fair Value (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments measured at fair value [line items]
Other financial assets-derivatives	€ 96	€ 100
Other financial liabilities-derivatives	66	64
Level 1 of fair value hierarchy [member]
Disclosure of financial instruments measured at fair value [line items]
Other financial assets-derivatives	46	6
Other financial liabilities-derivatives	6	7
Level 2 of fair value hierarchy [member]
Disclosure of financial instruments measured at fair value [line items]
Other financial assets-derivatives	50	94
Other financial liabilities-derivatives	€ 60	€ 57